Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,
	2020	2019
Cost
Property and machinery	$8,728	$7,852
Fixtures, fittings and office equipment	294	282
Land and buildings	1,674	1,549
Total cost	10,696	9,683
Accumulated depreciation	5,614	4,087
Total property and equipment, net	$5,082	$5,596

Depreciation and related amortization expense was $1,111 and $1,183 for the years ended December 31, 2020 and 2019, respectively.